Income Taxes - Summary of Movement in Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Balance at the beginning of the year	$ 232
Recognized in profit/loss	$ (232)	$ 232
Balance at the end of the year		$ 232